Condensed Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Current assets
Cash	$ 186,867	¥ 1,297,418	$ 242,698	¥ 1,685,054	¥ 644,415	¥ 1,458,856
Restricted cash	282,812	1,963,561		195,230
Short-term investments	40,033	277,946		102,300
Prepaid expenses and other current assets	111,930	777,131		642,553
Amount due from a related party	26,302	182,615		105,137
Total current assets	749,233	5,201,923		3,469,034
Non-current assets
Amount due from a related party				70,000
Other non-current assets	21,216	147,302		183,868
Total non-current assets	1,039,838	7,219,601		7,378,676
Total assets	1,789,071	12,421,524		10,847,710
Current liabilities:
Accrued expenses and other payables	113,484	787,916		637,957
Short-term bank borrowings	242,500	1,683,676		276,000
Interest payable	930	6,456		19,102
Amount due to related parties	17,561	121,928		397,588
Bonds payable	60,394	419,316		263,365
Total current liabilities	629,967	4,373,857		2,821,019
Non-current liabilities
Amount due to related parties				27,384
Bonds payable				1,984,685
Total non-current liabilities	172,353	1,196,650		3,202,087
Total liabilities	802,320	5,570,507		6,023,106
Shareholders' equity:
Additional paid-incapital	1,298,551	9,015,846		6,403,117
Accumulated other comprehensive (loss) income	17,037	118,290		(24,236)
Accumulated deficit	(413,226)	(2,869,031)		(2,233,985)
Treasury stock	(29,462)	(204,557)		(193,142)
Total 21Vianet Group, Inc. shareholders' equity	882,214	6,125,215		4,014,962
Total liabilities, redeemable noncontrolling interests and shareholders' equity	1,789,071	12,421,524		10,847,710
Parent Company
Current assets
Cash	85,967	596,871	$ 114,965	798,200	¥ 3,891	¥ 590,682
Restricted cash	253,453	1,759,726
Short-term investments	40,033	277,946
Prepaid expenses and other current assets	14,874	103,271		66,287
Amount due from a related party	14,079	97,748		25,974
Amount due from subsidiaries	462,137	3,208,620		3,153,413
Total current assets	870,543	6,044,182		4,043,874
Non-current assets
Investments in subsidiaries	307,251	2,133,242		2,565,783
Amount due from a related party				70,000
Other non-current assets				6,123
Total non-current assets	307,251	2,133,242		2,641,906
Total assets	1,177,794	8,177,424		6,685,780
Current liabilities:
Accrued expenses and other payables	5,560	38,599		14,826
Short-term bank borrowings	216,045	1,500,000
Account payables	1,537	10,672		5,929
Interest payable	829	5,759		7,829
Amount due to related parties	9,813	68,131		346,872
Amount due to subsidiaries	1,402	9,732		3,728
Bonds payable	60,394	419,316		264,250
Total current liabilities	295,580	2,052,209		643,434
Non-current liabilities
Amount due to related parties				27,384
Bonds payable				2,000,000
Total non-current liabilities				2,027,384
Total liabilities	295,580	2,052,209		2,670,818
Shareholders' equity:
Additional paid-incapital	1,298,551	9,015,846		6,403,117
Accumulated other comprehensive (loss) income	17,037	118,290		(24,236)
Accumulated deficit	(403,918)	(2,804,409)		(2,170,811)
Treasury stock	(29,462)	(204,557)		(193,142)
Total 21Vianet Group, Inc. shareholders' equity	882,214	6,125,215		4,014,962
Total liabilities, redeemable noncontrolling interests and shareholders' equity	1,177,794	8,177,424		6,685,780
Class A Ordinary Shares
Shareholders' equity:
Ordinary shares	4	33		30
Class A Ordinary Shares | Parent Company
Shareholders' equity:
Ordinary shares	4	33		30
Class B Ordinary Shares
Shareholders' equity:
Ordinary shares	2	12		4
Class B Ordinary Shares | Parent Company
Shareholders' equity:
Ordinary shares	$ 2	¥ 12		¥ 4